Investment Objectives and Goals - TIFF Multi-Asset Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TIFF Multi-Asset Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offsets inflation.
The Fund’s performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the Consumer Price Index, plus 5% per annum.